Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net
10. Property, Plant and Equipment, net

Property, plant and equipment consists of the following (in millions):

	December 31,
	2019	2018
Equipment, furniture and fixtures, and software	$212.8	$146.7
Building and leasehold improvements	40.1	38.5
Land	36.8	32.8
Construction in progress	4.8	10.6
Plant and transportation equipment	5.2	5.5
	299.7	234.1
Less: Accumulated depreciation	76.0	50.4
Total	$223.7	$183.7

Depreciation expense was $27.1 million and $20.1 million for the years ended December 31, 2019 and 2018, respectively. These amounts included $9.1 million and $7.0 million of depreciation expense recognized within cost of revenue for the years ended December 31, 2019 and 2018, respectively.
For the year ended December 31, 2018, our Energy segment recorded an impairment expense of $0.7 million, of which $0.4 million was due to station performance and $0.3 million was related to the abandonment of a station development project.